PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Total Assets	$ 4,452,167	$ 4,022,275
Less: accumulated depreciation	(290,038)	(253,681)
Net Assets	4,162,129	3,768,594
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total Assets	3,239,944	3,285,708
Building fixtures, facilities, and furniture
PROPERTY AND EQUIPMENT, NET
Total Assets	225,131	225,971
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total Assets	26,904	27,284
Landscaping
PROPERTY AND EQUIPMENT, NET
Total Assets	22,930	23,254
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET
Total Assets	3,690	3,742
Vehicles
PROPERTY AND EQUIPMENT, NET
Total Assets	43,033	43,641
Construction in progress
PROPERTY AND EQUIPMENT, NET
Total Assets	$ 890,535	$ 412,675